Other Income - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Income [Abstract]
Foreign exchange gain	$ 5	$ 3
Interest income	183	250
Shipping charges reimbursed	50
Gain on disposal of property	177
Other income	5	2
Total other income	$ 420	$ 255